ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Components of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2017	Apr. 10, 2013
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payables	$ 11,858	$ 14,726
Accrued liabilities	5,830	5,061
Termination Fee, Current	3,337	3,351
Payroll related accruals	1,257	1,033
Warranty accrual	926	697
Income taxes payable	555	303
Capital lease obligation	69	35
Total Accounts Payable and Accrued Liabilities	23,832	25,206
Termination Fee	3,337	$ 3,351	$ 8,668
Payments for Termination Fees	$ 4,351